Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

Year ended December 31, 2021	Properties	Equipment	Total
Opening net book amount	543,890	21,454	565,344
Additions	2,000	—	2,000
Depreciation charge	(294,389)	(26,026)	(320,415)
Effect of lease modifications	208,902	17,676	226,578
Disposals	(4,216)	—	(4,216)
Exchange differences	698	—	698
Closing net book amount	456,885	13,104	469,989

As of December 31, 2021	Properties	Equipment	Total
Cost	1,298,569	88,844	1,387,413
Accumulated depreciation	(841,684)	(75,740)	(917,424)
Net book value	456,885	13,104	469,989

Year ended December 31, 2022	Properties	Equipment	Total
Opening net book amount	456,885	13,104	469,989
Depreciation charge	(277,069)	(14,504)	(291,573)
Effect of lease modifications	173,281	5,916	179,197
Closing net book amount	353,097	4,516	357,613

As of December 31, 2022	Properties	Equipment	Total
Cost	1,471,850	13,542	1,485,392
Accumulated depreciation	(1,118,753)	(9,026)	(1,127,779)
Net book value	353,097	4,516	357,613

For the year ended December 31, 2022, the Group recorded a depreciation charge of CHF 0.2 million (CHF 0.2 million in 2021 and CHF 0.3 million in 2020) as part of research and development expenses and CHF 0.1 million (CHF 0.1 million in 2021 and 2020) as part of general and administration expenses. The total cash outflows for the principal element of lease payment amounted to CHF 0.3 million for the years ended December 31, 2022 and 2021. The maturity analysis of lease liabilities is presented under note 3.2.